Segment Information - Summary of Long-Lived Assets by Geographical Areas (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment	$ 16,256	$ 20,447	$ 21,718	$ 25,475	$ 26,568
Right of use assets			37	92	9,695
Net book value	343,233	344,653	348,045	380,592	318,962
PRC (excluding Hong Kong)
Revenues from External Customers and Long-Lived Assets [Line Items]
Real estate properties under development	191,549	180,514	174,692	184,603	190,492
Property, plant and equipment	16,250	20,447	21,718	25,475	26,389
Real estate properties held for lease	135,428	$ 143,692	151,598	170,422	92,207
Right of use assets			$ 37	$ 92	9,511
Hong Kong
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment	$ 6				179
Right of use assets					$ 184